SCHEDULE OF MATURITY ANALYSIS OF FINANCE LEASE LIABILITIES (Details) - USD ($)	May 31, 2026	May 31, 2025
Finance Lease
Year one	$ 19,771	$ 137,948
Year two		19,760
Total undiscounted cash flows	19,771	157,708
Less: imputed interest	(315)	(7,538)
Present value of lease liabilities	19,456	150,170
Less: Non-current portion of lease liabilities		(19,445)
Current portion of lease liabilities	$ 19,456	$ 130,725